Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.78263%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$678,291.85

Principal:
Principal Collections	$13,026,323.59
Prepayments in Full	$4,714,053.78
Liquidation Proceeds	$119,191.69
Recoveries	$70,771.59
Sub Total	$17,930,340.65
Collections	$18,608,632.50

Purchase Amounts:
Purchase Amounts Related to Principal	$350,102.36
Purchase Amounts Related to Interest	$1,016.29
Sub Total	$351,118.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,959,751.15

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,959,751.15
Servicing Fee	$241,320.16	$241,320.16	$0.00	$0.00	$18,718,430.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,718,430.99
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,718,430.99
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,718,430.99
Interest - Class A-3 Notes	$65,460.07	$65,460.07	$0.00	$0.00	$18,652,970.92
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$18,500,362.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,500,362.92
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$18,439,451.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,439,451.67
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$18,392,478.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,392,478.67
Regular Principal Payment	$17,087,232.45	$17,087,232.45	$0.00	$0.00	$1,305,246.22
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,305,246.22
Residual Released to Depositor	$0.00	$1,305,246.22	$0.00	$0.00	$0.00
Total		$18,959,751.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,087,232.45
Total					$17,087,232.45
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,087,232.45	$44.73	$65,460.07	$0.17	$17,152,692.52	$44.90
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$17,087,232.45	$12.98	$325,952.32	$0.25	$17,413,184.77	$13.23

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$59,061,713.55	0.1546118	$41,974,481.10	0.1098808
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$245,391,713.55	0.1863503	$228,304,481.10	0.1733743

Pool Information
Weighted Average APR	2.784%	2.784%
Weighted Average Remaining Term	26.51	25.73
Number of Receivables Outstanding	26,057	25,249
Pool Balance	$289,584,193.23	$271,198,601.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$271,728,196.48	$254,640,964.03
Pool Factor	0.2038897	0.1909448

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$16,557,637.34
Targeted Overcollateralization Amount	$42,894,120.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$42,894,120.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$175,920.44
(Recoveries)		141	$70,771.59
Net Loss for Current Collection Period			$105,148.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4357%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3892%
Second Prior Collection Period			0.8434%
Prior Collection Period			0.9982%
Current Collection Period			0.4500%
Four Month Average (Current and Prior Three Collection Periods)			0.6702%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,475	$14,612,017.96
(Cumulative Recoveries)			$2,272,503.23
Cumulative Net Loss for All Collection Periods			$12,339,514.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8688%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,204.90
Average Net Loss for Receivables that have experienced a Realized Loss			$3,550.94

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.71%	319	$4,645,775.57
61-90 Days Delinquent	0.19%	37	$511,609.59
91-120 Days Delinquent	0.06%	12	$151,976.60
Over 120 Days Delinquent	0.22%	38	$589,765.30
Total Delinquent Receivables	2.18%	406	$5,899,127.06

Repossession Inventory:
Repossessed in the Current Collection Period		17	$279,491.15
Total Repossessed Inventory		26	$484,417.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3313%
Prior Collection Period			0.3147%
Current Collection Period			0.3446%
Three Month Average			0.3302%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4622%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer